Consolidated Statement of Comprehensive Income - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 2,043,127	$ 1,526,735	$ 1,395,852
Energy purchases	(1,166,395)	(999,413)	(971,291)
Distribution margin	876,732	527,322	424,561
Transmission and distribution expenses	(482,136)	(466,946)	(373,737)
Gross profit	394,596	60,376	50,824
Selling expenses	(203,689)	(180,230)	(160,529)
Administrative expenses	(172,719)	(164,813)	(134,272)
Other operating income	59,149	55,171	70,582
Other operating expense	(35,251)	(31,334)	(38,475)
Loss from interest in joint ventures	(13)	(21)	(37)
Operating result	42,073	(260,851)	(211,907)
Agreement on the Regularization of Obligations		430,587	122,991
Financial income	1,224	800	442
Financial costs	(340,412)	(695,612)	(595,224)
Other financial results	(120,021)	(68,130)	(9,695)
Net financial costs	(459,209)	(762,942)	(604,477)
Monetary gain (RECPAM)	610,414	989,926	675,514
Income (Loss) before taxes	193,278	396,720	(17,879)
Income tax	78,850	(205,333)	(26,135)
Income (Loss) for the year	272,128	191,387	(44,014)
Other comprehensive income
Results related to benefit plans	3,497	(3,152)	(4,436)
Tax effect of actuarial profit (loss) on benefit plans	(1,224)	1,103	1,553
Total other comprehensive results	2,273	(2,049)	(2,883)
Comprehensive income (loss) for the year attributable to:
Owners of the parent	274,401	189,338	(46,897)
Comprehensive income (loss) for the year	$ 274,401	$ 189,338	$ (46,897)